Consolidated Schedule of Investments
September 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–31.71%
Argentina–0.41%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$1,411,200	$954,677
3.50%, 07/09/2041(a)	2,100,000	1,018,605
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	700,000	680,750
		2,654,032
Belgium–0.25%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	1,600,000	1,594,071
Brazil–0.86%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	1,410,000	1,488,960
MARB BondCo PLC, 3.95%, 01/29/2031(b)(c)	1,400,000	1,283,616
Petrobras Global Finance B.V., 6.50%, 07/03/2033	700,000	726,828
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	2,024,000	2,025,666
		5,525,070
Canada–2.31%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030(b)	375,000	353,801
Bell Canada, 6.88%, 09/15/2055(d)	893,000	927,631
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(d)	769,000	788,849
Constellation Software, Inc., 5.16%, 02/16/2029(b)(c)	526,000	537,286
Element Fleet Management Corp.,
5.64%, 03/13/2027(b)	2,738,000	2,790,680
6.32%, 12/04/2028(b)(c)	1,426,000	1,510,920
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	2,857,000	2,975,925
New Gold, Inc., 6.88%, 04/01/2032(b)	477,000	500,010
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	232,000	237,400
RB Global Holdings, Inc.,
6.75%, 03/15/2028(b)	343,000	351,093
7.75%, 03/15/2031(b)	103,000	107,857
Rogers Communications, Inc., 7.00%, 04/15/2055(d)	852,000	889,489
South Bow Canadian infrastructure Holdings Ltd., 7.63%, 03/01/2055(d)	1,481,000	1,548,482
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(d)	1,391,000	1,397,034
		14,916,457
Cayman Islands–0.05%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	331,000	342,382
Principal Amount		Value
Chile–0.61%
Banco de Credito e Inversiones S.A., 8.75%(b)(d)(e)	$775,000	$839,647
Banco del Estado de Chile, 7.95%(b)(d)(e)	426,000	455,659
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	659,816	682,433
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(b)	1,905,000	1,926,431
		3,904,170
China–0.10%
Prosus N.V., 3.68%, 01/21/2030(b)	700,000	672,665
Colombia–0.36%
Ecopetrol S.A.,
8.63%, 01/19/2029	1,400,000	1,521,386
7.75%, 02/01/2032	750,000	776,579
		2,297,965
Dominican Republic–0.27%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)(c)	925,000	971,828
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	305,000	299,541
4.88%, 09/23/2032(b)	500,000	478,900
		1,750,269
Egypt–0.18%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	1,095,000	1,164,356
France–0.36%
Electricite de France S.A., 9.13%(b)(d)(e)	1,001,000	1,161,383
Forvia SE, 8.00%, 06/15/2030(b)	212,000	224,579
Maya S.A.S.,
7.00%, 10/15/2028(b)	17,000	17,287
8.50%, 04/15/2031(b)	550,000	590,327
7.00%, 04/15/2032(b)	33,000	33,695
Opal Bidco SAS, 6.50%, 03/31/2032(b)	280,000	287,175
		2,314,446
Germany–0.32%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	1,745,000	1,775,766
Cerdia Finanz GmbH, 9.38%, 10/03/2031(b)	246,000	261,068
		2,036,834
Guatemala–0.09%
Energuate Trust 2 0, 6.35%, 09/15/2035(b)	560,000	564,206
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Hong Kong–0.03%
Melco Resorts Finance Ltd., 6.50%, 09/24/2033(b)	$200,000	$200,658
India–0.93%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	1,800,000	1,776,865
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	1,350,000	1,392,111
6.38%, 04/23/2029(b)	2,800,000	2,840,798
		6,009,774
Ireland–0.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(d)	450,000	471,259
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	737,701
GGAM Finance Ltd., 6.88%, 04/15/2029(b)	471,000	489,610
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	220,000	233,965
		1,932,535
Italy–0.12%
FIBERCOP S.p.A.,
6.00%, 09/30/2034(b)	300,000	287,449
7.20%, 07/18/2036(b)	275,000	278,404
Telecom Italia Capital S.A., 6.38%, 11/15/2033	229,000	240,920
		806,773
Macau–0.36%
MGM China Holdings Ltd.,
5.88%, 05/15/2026(b)	250,000	250,472
4.75%, 02/01/2027(b)	1,240,000	1,237,976
Studio City Finance Ltd., 5.00%, 01/15/2029(b)(c)	323,000	311,461
Wynn Macau Ltd., 6.75%, 02/15/2034(b)	490,000	497,067
		2,296,976
Mexico–1.43%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)(e)	650,000	695,525
BBVA Bancomer S.A., 7.63%, 02/11/2035(b)(d)	750,000	790,875
CEMEX S.A.B. de C.V., 5.13%(b)(d)(e)	965,000	961,685
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(b)	940,982	1,006,286
Mexico Government International Bond, Series 10, 5.63%, 09/22/2035	200,000	199,312
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	1,195,000	1,045,438
Petroleos Mexicanos,
6.88%, 08/04/2026(c)	700,000	709,696
6.50%, 03/13/2027	1,400,000	1,418,438
8.75%, 06/02/2029	2,100,000	2,263,512
6.63%, 06/15/2035	120,000	114,501
		9,205,268
Principal Amount		Value
Nigeria–0.25%
IHS Holding Ltd., 8.25%, 11/29/2031(b)	$1,550,000	$1,634,057
Panama–0.11%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	750,000	716,604
Peru–0.22%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	895,000	922,656
Orazul Energy Peru S.A., 6.25%, 09/17/2032(b)	512,000	520,546
		1,443,202
Serbia–0.12%
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade, 7.00%, 10/28/2029(b)	730,000	742,740
Spain–0.22%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(b)	525,000	527,446
5.20%, 09/16/2030(b)	541,000	545,160
5.98%, 09/16/2035(b)	350,000	356,749
		1,429,355
Switzerland–0.94%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(d)	207,000	209,551
Credit Suisse Group AG, 6.25%(b)(d)(e)(f)(g)	3,015,000	180,900
UBS Group AG, 9.25%(b)(d)(e)	1,350,000	1,492,687
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25% (3 mo. USD LIBOR + 3.18%), 10/01/2045(b)(h)	4,200,000	4,200,000
		6,083,138
Thailand–0.09%
GC Treasury Center Co. Ltd., 6.50%(b)(d)(e)	569,000	577,426
Turkey–0.22%
Turkiye Is Bankasi A.S., 7.38%, 04/02/2036(b)(d)	1,400,000	1,393,336
United Kingdom–2.15%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	675,000	666,139
B.A.T. Capital Corp., 6.00%, 02/20/2034	1,048,000	1,120,025
Barclays Bank PLC, 6.28%(d)(e)	3,470,000	3,674,210
Beazley Insurance DAC, 5.50%, 09/10/2029(b)	1,120,000	1,139,415
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)(d)	4,150,000	4,118,779
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	280,000	287,182
Hiscox Ltd., 7.00%, 06/11/2036(b)(d)	700,000	754,129
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United Kingdom–(continued)
M&G PLC, 6.50%, 10/20/2048(b)(d)	$375,000	$391,251
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)	630,000	623,335
Vodafone Group PLC, 4.13%, 06/04/2081(d)	539,000	505,099
Weir Group, Inc., 5.35%, 05/06/2030(b)	569,000	585,519
		13,865,083
United States–17.80%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	200,000	205,168
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	342,000	356,545
AECOM, 6.00%, 08/01/2033(b)	234,000	239,431
AES Corp. (The), 7.60%, 01/15/2055(c)(d)	2,003,000	2,079,276
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	220,000	229,601
Air Lease Corp., Series B, 4.65%(d)(e)	368,000	363,758
Aircastle Ltd., 5.25%(b)(c)(d)(e)	465,000	463,019
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	362,000	374,315
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	117,000	116,292
3.75%, 01/30/2031(b)	733,000	677,766
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	702,500	703,407
5.75%, 04/20/2029(b)	449,000	451,054
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	244,000	246,055
American Express Co., 6.34%, 10/30/2026(d)	2,007,000	2,010,451
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)(c)	257,000	266,114
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	233,000	240,176
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	275,000	275,166
Ares Capital Corp., 5.88%, 03/01/2029(c)	1,915,000	1,970,870
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030(c)	370,000	372,069
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	229,000	234,433
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	73,000	75,989
Berry Global, Inc., 5.65%, 01/15/2034(c)	767,000	799,648
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	257,000	272,841
BP Capital Markets PLC, 4.88%(c)(d)(e)	435,000	432,600
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	245,000	255,051
Principal Amount		Value
United States–(continued)
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	$239,000	$241,678
Calpine Corp., 5.13%, 03/15/2028(b)	355,000	355,444
Carnival Corp., 6.13%, 02/15/2033(b)	235,000	241,032
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	387,000	366,984
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)(i)	230,850	261,546
Caturus Energy LLC, 8.50%, 02/15/2030(b)	236,000	245,905
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	152,000	151,101
4.75%, 03/01/2030(b)(c)	1,440,000	1,382,900
4.50%, 08/15/2030(b)(c)	1,440,000	1,360,936
4.75%, 02/01/2032(b)(c)	263,000	243,437
4.50%, 05/01/2032	291,000	265,011
4.50%, 06/01/2033(b)	275,000	244,664
4.25%, 01/15/2034(b)	305,000	263,882
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	27,000	21,150
Celanese US Holdings LLC, 7.20%, 11/15/2033	225,000	234,057
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	3,029,000	3,133,582
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	28,000	24,215
Charles Schwab Corp. (The), 6.20%, 11/17/2029(d)	1,543,000	1,638,869
CHC Group LLC, 11.75%, 09/01/2030(b)	112,000	110,541
Cheniere Energy, Inc., 5.65%, 04/15/2034	773,000	797,201
Citigroup, Inc., Series Y, 4.15%(d)(e)	224,000	219,534
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	79,000	81,671
6.75%, 09/15/2032(b)	50,000	51,139
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	258,000	244,053
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	51,000	52,016
7.00%, 03/15/2032(b)	185,000	187,075
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	130,000	134,984
8.25%, 06/30/2032(b)	86,000	91,320
CMS Energy Corp., 6.50%, 06/01/2055(d)	2,629,000	2,724,640
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	145,000	131,305
4.75%, 02/15/2031(b)	135,000	116,837
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	244,000	243,771
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	46,000	47,564
9.00%, 02/01/2031(b)	78,000	80,038
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)(c)	$236,000	$251,255
Cousins Properties L.P., 5.25%, 07/15/2030	1,184,000	1,212,984
CVS Health Corp., 6.75%, 12/10/2054(c)(d)	425,000	439,384
DaVita, Inc.,
6.88%, 09/01/2032(b)	113,000	116,822
6.75%, 07/15/2033(b)	118,000	121,780
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.38%, 06/30/2033(b)	134,000	136,366
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,485,000	2,666,447
Directv Financing LLC, 8.88%, 02/01/2030(b)	61,000	60,327
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	49,000	48,982
10.00%, 02/15/2031(b)	31,000	30,978
Discovery Communications LLC, 4.13%, 05/15/2029	253,000	243,747
Diversified Healthcare Trust,
0.00%, 01/15/2026(b)(j)	126,000	124,716
7.25%, 10/15/2030(b)	100,000	101,758
Duke Energy Corp., 6.45%, 09/01/2054(d)	251,000	265,495
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	231,000	248,122
Energy Transfer L.P.,
8.00%, 05/15/2054(c)(d)	802,000	857,624
7.13%, 10/01/2054(d)	4,148,000	4,309,117
EnerSys,
4.38%, 12/15/2027(b)	245,000	241,754
6.63%, 01/15/2032(b)	113,000	116,427
Enpro, Inc., 6.13%, 06/01/2033(b)	468,000	479,486
Entergy Corp., 7.13%, 12/01/2054(d)	2,010,000	2,103,875
ESAB Corp., 6.25%, 04/15/2029(b)	344,000	353,822
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	226,000	240,745
EZCORP, Inc., 7.38%, 04/01/2032(b)(c)	449,000	479,524
FirstCash, Inc., 6.88%, 03/01/2032(b)(c)	334,000	345,643
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	121,000	126,927
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,590,000	2,566,221
General Motors Co., 6.80%, 10/01/2027	2,867,000	2,991,716
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	59,000	62,506
7.88%, 05/15/2032	106,000	110,638
8.00%, 05/15/2033	171,000	178,991
GFL Environmental, Inc., 4.00%, 08/01/2028(b)(c)	497,000	485,691
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	267,000	263,065
Principal Amount		Value
United States–(continued)
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	$240,000	$246,182
Golub Capital Private Credit Fund, 5.80%, 09/12/2029	1,347,000	1,365,416
Gray Media, Inc., 9.63%, 07/15/2032(b)	65,000	66,463
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	107,000	113,196
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	254,000	247,051
6.38%, 01/15/2030(b)	238,000	243,928
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	244,000	246,273
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	221,000	232,263
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	473,000	483,175
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	28,000	24,759
Hologic, Inc., 3.25%, 02/15/2029(b)	280,000	270,619
HUB International Ltd., 7.25%, 06/15/2030(b)	344,000	359,023
Hyundai Capital America, 4.90%, 06/23/2028(b)	2,867,000	2,908,535
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	116,000	111,872
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	211,000	217,603
4.50%, 02/15/2031(b)	262,000	250,339
J.M. Smucker Co. (The), 5.90%, 11/15/2028	1,352,000	1,420,623
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)(c)	357,000	362,108
6.75%, 05/01/2033(b)	228,000	236,986
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	667,000	666,915
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,195,000	1,214,998
LABL, Inc., 8.63%, 10/01/2031(b)	27,000	19,856
Lamar Media Corp.,
4.88%, 01/15/2029	735,000	729,037
5.38%, 11/01/2033(b)	225,000	223,626
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	264,000	249,730
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	124,000	121,582
8.25%, 08/01/2031(b)	229,000	242,368
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	299,000	304,985
7.00%, 03/31/2034(b)	273,500	278,445
Lithia Motors, Inc., 4.38%, 01/15/2031(b)(c)	263,000	249,949
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	46,000	46,594
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	278,000	255,454
Mars, Inc., 4.80%, 03/01/2030(b)	511,000	520,782
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Mattel, Inc., 6.20%, 10/01/2040(c)	$693,000	$698,101
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	249,000	240,330
5.25%, 10/01/2029(b)	236,000	234,134
Mirion Technologies, Inc., Conv., 0.00%, 10/01/2031(b)(j)	18,000	19,404
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	44,000	46,786
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	215,000	221,284
7.13%, 02/01/2032(b)	232,000	242,839
Navient Corp.,
5.00%, 03/15/2027	182,000	181,326
9.38%, 07/25/2030	81,000	89,592
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	100,000	100,068
6.25%, 09/15/2033(b)	144,000	144,835
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	244,000	239,137
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	235,000	233,029
Newell Brands, Inc.,
6.63%, 09/15/2029	110,000	110,834
6.38%, 05/15/2030	250,000	248,324
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(c)(d)	1,796,000	1,936,305
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	360,000	375,065
NRG Energy, Inc., 6.00%, 01/15/2036(b)	367,000	367,282
OneMain Finance Corp.,
6.63%, 05/15/2029	109,000	112,174
4.00%, 09/15/2030	108,000	100,482
6.75%, 03/15/2032	109,000	111,155
7.13%, 09/15/2032	148,000	153,075
ONEOK, Inc.,
5.55%, 11/01/2026	1,185,000	1,200,383
6.63%, 09/01/2053	1,487,000	1,582,883
Paramount Global, 2.90%, 01/15/2027	1,548,000	1,516,779
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	116,000	112,365
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	2,867,000	2,994,376
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	275,000	276,096
PHINIA, Inc.,
6.75%, 04/15/2029(b)	105,000	108,301
6.63%, 10/15/2032(b)	129,000	133,066
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(d)	2,128,000	2,180,295
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	331,000	350,027
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(d)	305,000	320,423
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	232,000	239,091
Principal Amount		Value
United States–(continued)
Rivers Enterprise Lender LLC/ Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(b)	$74,000	$74,706
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	255,000	241,008
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	235,000	241,358
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	257,000	249,931
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	156,450	80,474
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031(b)	376,000	348,998
9.63%, 12/01/2032(b)	531,200	602,144
Sealed Air Corp.,
5.00%, 04/15/2029(b)	120,000	119,428
6.88%, 07/15/2033(b)	110,000	119,554
Select Medical Corp., 6.25%, 12/01/2032(b)	232,000	232,313
Sempra,
4.13%, 04/01/2052(d)	4,158,000	4,056,016
6.38%, 04/01/2056(d)	812,000	833,806
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	262,000	242,031
SGUS LLC, 11.00%, 12/15/2029(b)	59,550	56,732
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	46,000	47,245
Sixth Street Lending Partners,
6.50%, 03/11/2029	233,000	242,282
6.13%, 07/15/2030(b)(c)	667,000	689,897
Solventum Corp., 5.45%, 02/25/2027(c)	656,000	666,924
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	3,126,000	3,118,228
Series 21-A, 3.75%, 09/15/2051(d)	2,020,000	1,995,678
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	275,000	274,814
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)(c)	323,000	307,525
State Street Corp.,
Series I, 6.70%(c)(d)(e)	1,270,000	1,322,653
6.45%(c)(d)(e)	2,867,000	2,961,158
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	232,000	233,325
Sunoco L.P.,
5.63%, 03/15/2031(b)	37,000	36,750
6.25%, 07/01/2033(b)	164,000	167,045
5.88%, 03/15/2034(b)	106,000	105,149
7.88%(b)(d)(e)	52,000	52,850
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	245,000	252,494
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)(c)	252,000	251,419
Tenet Healthcare Corp., 6.75%, 05/15/2031(c)	337,000	349,157
Tidewater, Inc., 9.13%, 07/15/2030(b)(c)	315,000	338,036
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(b)	$1,593,000	$1,625,352
6.38%, 03/01/2029(b)	421,000	430,957
6.00%, 01/15/2033(b)	306,000	309,661
Transocean International Ltd.,
8.75%, 02/15/2030(b)	139,500	146,885
7.88%, 10/15/2032(b)	47,000	47,000
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	74,476	76,510
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	471,387
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,391,000	1,390,060
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	40,000	38,239
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	127,000	131,700
9.38%, 08/01/2032(b)	97,000	103,451
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	236,000	237,623
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(c)	329,000	358,396
9.00%(b)(c)(d)(e)	230,000	228,109
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	611,000	643,556
6.75%, 01/15/2036(b)	251,000	266,763
Viatris, Inc., 3.85%, 06/22/2040	746,000	569,185
Vistra Corp.,
Series C, 8.88%(b)(d)(e)	124,000	136,450
8.00%(b)(d)(e)	119,000	121,810
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	315,000	315,427
5.00%, 07/31/2027(b)	78,000	77,800
7.75%, 10/15/2031(b)	250,000	264,729
Voyager Parent LLC, 9.25%, 07/01/2032(b)	219,000	231,737
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	232,000	237,447
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	225,000	206,438
5.05%, 03/15/2042	304,000	242,879
5.14%, 03/15/2052	74,000	55,223
Wayfair LLC, 7.25%, 10/31/2029(b)	21,000	21,704
WBI Operating LLC, 6.25%, 10/15/2030(b)	69,000	69,000
Whirlpool Corp., 4.75%, 02/26/2029	236,000	232,991
Windstream Services LLC, 7.50%, 10/15/2033(b)	204,000	204,072
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	227,000	235,320
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	244,000	232,926
	Principal Amount		Value
United States–(continued)
Xerox Holdings Corp.,
5.50%, 08/15/2028(b)		$31,000	$18,291
8.88%, 11/30/2029(b)		34,000	18,539
			114,743,238
Uzbekistan–0.25%
Navoi Mining & Metallurgical Combinat,
6.70%, 10/17/2028(b)		620,000	645,866
6.75%, 05/14/2030(b)		938,000	987,168
			1,633,034
Total U.S. Dollar Denominated Bonds & Notes (Cost $204,104,396)			204,450,120

Non-U.S. Dollar Denominated Bonds & Notes–23.68%(k)
Argentina–0.40%
Argentina Treasury Bond, 29.50%, 04/27/2027(l)	ARS	4,015,000,000	2,553,484
Australia–1.26%
Queensland Treasury Corp., 5.25%, 08/13/2038(b)	AUD	4,700,000	3,094,253
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	7,395,000	4,996,666
			8,090,919
Austria–0.47%
BAWAG Group AG, 5.13%(b)(d)(e)	EUR	2,600,000	3,055,527
Brazil–8.01%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	7,300,000	5,492,117
Series F, 10.00%, 01/01/2027	BRL	205,000,000	37,839,539
Series F, 10.00%, 01/01/2029	BRL	47,000,000	8,338,982
			51,670,638
Canada–0.80%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	5,176,156
Czech Republic–0.23%
CPI Property Group S.A., 4.88%(b)(d)(e)	EUR	1,300,000	1,485,209
France–1.31%
BPCE S.A., 5.13%, 01/25/2035(b)(d)	EUR	3,300,000	4,103,083
Electricite de France S.A.,
7.50%(b)(d)(e)	EUR	2,000,000	2,582,154
7.38%(b)(d)(e)	GBP	1,300,000	1,785,103
			8,470,340
Germany–0.10%
Volkswagen International Finance N.V., 4.63%(b)(d)(e)	EUR	560,000	660,822
Greece–0.13%
Eurobank S.A., 5.88%, 11/28/2029(b)(d)	EUR	675,000	861,489
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
India–0.47%
India Government Bond, 7.09%, 08/05/2054	INR	275,000,000	$3,060,072
Ivory Coast–0.18%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	1,000,000	1,175,325
Luxembourg–0.02%
ION Platform Finance S.a.r.l., 6.88%, 09/30/2032(b)	EUR	100,000	117,405
Mexico–5.68%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	514,000,000	28,369,310
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	153,912,024	8,244,005
			36,613,315
Netherlands–0.05%
Sunrise FinCo I B.V., 4.63%, 05/15/2032(b)	EUR	250,000	298,038
South Africa–2.72%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	181,200,000	10,360,866
Series 2040, 9.00%, 01/31/2040	ZAR	135,000,000	7,163,166
			17,524,032
Spain–0.90%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(d)(e)	EUR	1,800,000	2,131,942
Telefonica Europe, B.V.,
7.13%(b)(d)(e)	EUR	1,400,000	1,805,523
6.75%(b)(d)(e)	EUR	1,400,000	1,839,473
			5,776,938
Supranational–0.07%
African Development Bank, 0.00%, 01/17/2050(j)	ZAR	78,000,000	395,977
International Finance Corp., 0.00%, 02/15/2029(b)(j)	TRY	3,700,000	34,118
			430,095
United Kingdom–0.29%
M&G PLC, 5.63%, 10/20/2051(b)(d)	GBP	1,400,000	1,862,394
United States–0.59%
Ford Motor Credit Co. LLC, 6.86%, 06/05/2026	GBP	2,800,000	3,818,454
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $149,198,586)			152,700,652
Principal Amount		Value

Asset-Backed Securities–14.67%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)	$1,000,796	$1,005,574
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)	322,659	325,516
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)	519,607	523,598
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)	1,149,546	1,158,565
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(h)	6,524	6,296
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.67%, 01/15/2051(m)	3,600,367	34,048
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)	1,479,372	1,502,586
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(m)	1,709,790	21,904
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.85%, 01/25/2036(n)	2,986	2,774
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(m)	4,569,179	73,885
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(h)	24,302	23,462
Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(n)	820,466	832,049
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)	111,812	109,460
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	357,571	361,043
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	931,260
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	83,776	83,846
Series 2005-J4, Class A7, 5.50%, 11/25/2035	149,946	123,608
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 3.34% (1 mo. Term SOFR + 0.26%), 11/15/2036(h)	6,282	5,659
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(n)	17,589	16,338
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(n)	$280,000	$277,471
Series 2016-K54, Class C, 4.23%, 04/25/2048(b)(n)	1,810,000	1,798,695
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	325,500	330,719
GCAT Trust, Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(n)	167,874	171,512
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.91% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(h)	532,109	534,006
Series 2025-HE1, Class M1, 6.41% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(h)	290,000	290,919
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	2,162,899	2,166,836
Series 2025-NQM4, Class A2, 5.31%, 10/25/2065(b)	840,000	841,688
Series 2025-NQM4, Class A3, 5.46%, 10/25/2065(b)	840,000	842,670
Series 2025-NQM3, Class A2, 5.34%, 11/25/2065(b)	540,725	541,706
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.01%, 07/25/2035(n)	843	805
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 05/25/2044(b)	530,729	532,652
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	5,817	5,801
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	680,000	626,855
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.47% (1 mo. Term SOFR + 0.31%), 08/25/2036(h)	636,348	217,172
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(m)	1,575,581	24,100
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	806,306	813,288
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	1,105,676	1,117,989
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	804,468	814,416
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	1,353,860	1,373,756
Principal Amount		Value

OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	$280,322	$280,293
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	539,080	539,459
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	219,442	221,040
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	496,631	499,551
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	250,240	251,446
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(n)	310,000	310,571
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	1,011,068	1,019,675
Series 2025-HE2, Class A1, 5.81% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(h)	1,760,206	1,768,241
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(n)	403,090	409,540
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(n)	238,305	241,929
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(n)	444,147	446,291
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(n)	2,020,060	2,035,434
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)	327,826	332,598
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)	855,199	866,775
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	478,993	484,147
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,146	3,329
SBNA Auto Receivables Trust,
Series 2025-SF1, Class B, 5.12%, 03/17/2031(b)	183,550	183,781
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)	300,000	301,347
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)	300,000	302,361
Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(n)	1,742,171	1,755,305
Sonic Capital LLC, Series 2020- 1A, Class A2I, 3.85%, 01/20/2050(b)	877,979	865,890
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.24%, 11/15/2050(m)	2,184,312	35,176
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.64%, 12/25/2035(n)	2,032	1,869
Series 2003-AR10, Class A7, 6.20%, 10/25/2033(n)	10,759	10,402
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.98%, 12/15/2050(m)		$2,424,939	$38,608
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21%, 04/15/2030(b)		1,500,000	1,520,428
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		79,960	78,211
Alba PLC,
Series 2007-1, Class F, 7.36% (SONIA + 3.37%), 03/17/2039(b)(h)(k)	GBP	557,475	695,715
Series 2006-2, Class F, 7.36% (SONIA + 3.37%), 12/15/2038(b)(h)(k)	GBP	384,352	475,001
Auburn 15 PLC,
Series E, 5.97% (SONIA + 2.00%), 07/20/2045(b)(h)(k)	GBP	629,000	832,067
Series F, 6.47% (SONIA + 2.50%), 07/20/2045(b)(h)(k)	GBP	749,000	991,649
Eurosail PLC,
Series 2006-2X, Class E1C, 7.36% (SONIA + 3.37%), 12/15/2044(b)(h)(k)	GBP	1,830,000	2,223,031
Series 2006-4X, Class E1C, 7.11% (SONIA + 3.12%), 12/10/2044(b)(h)(k)	GBP	1,608,337	1,912,591
Series 2006-2X, Class D1A, 2.81% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(h)(k)	EUR	2,700,000	2,957,056
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 5.00% (SONIA + 1.01%), 03/13/2045(b)(h)(k)	GBP	750,000	881,430
Series 2007-1X, Class D1A, 2.85% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(h)(k)	EUR	1,166,000	1,171,754
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 2.81% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(h)(k)	EUR	3,600,000	3,742,136
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 5.77% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(h)(k)	EUR	1,780,000	2,095,929
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 8.05% (SONIA + 4.00%), 07/20/2055(b)(h)(k)	GBP	1,379,000	1,862,456
Series 1A, Class FR, 9.05% (SONIA + 5.00%), 07/20/2055(b)(h)(k)	GBP	852,000	1,150,665
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.35% (SONIA + 0.36%), 01/01/2061(b)(h)(k)	GBP	691,844	883,122
Series 2006-1X, Class A2A, 4.30% (SONIA + 0.31%), 12/01/2060(b)(h)(k)	GBP	2,175,967	2,895,355
Mortgage Funding PLC, Series 2008-1, Class B2, 7.31% (SONIA + 3.32%), 03/13/2046(b)(h)(k)	GBP	6,497,463	8,092,717
	Principal Amount		Value

Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(h)(j)(k)	GBP	1,510,000	$2,055,834
Series 2024-3X, Class E, 7.72% (SONIA + 3.75%), 11/15/2032(b)(h)(k)	GBP	1,005,000	1,373,792
Newgate Funding PLC,
Series 2006-2, Class CB, 2.37% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(h)(k)	EUR	444,007	481,362
Series 2007-3X, Class CB, 3.51% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(h)(k)	EUR	316,605	355,982
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.55% (SONIA + 4.50%), 07/20/2053(b)(h)(k)	GBP	620,000	835,981
Series 2024-GR6A, Class F, 8.55% (SONIA + 4.50%), 07/20/2053(b)(h)(k)	GBP	950,000	1,280,938
Series 2024-GR6X, Class E, 7.55% (SONIA + 3.50%), 07/20/2053(b)(h)(k)	GBP	885,000	1,193,321
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 7.22% (SONIA + 3.25%), 04/20/2051(b)(h)(k)	GBP	690,000	930,521
Prosil Acquisition S.A., Series 2019-1, Class A, 4.03% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(h)(k)	EUR	939,764	891,440
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.68% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(h)(k)	EUR	2,913,710	3,406,859
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.16% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(h)(k)	EUR	50,032	55,229
Hera Financing DAC,
Series 2024-1A, Class B, 6.94% (SONIA + 2.95%), 11/17/2034(b)(h)(k)	GBP	1,445,470	1,948,910
Series 2024-1A, Class C, 7.74% (SONIA + 3.75%), 11/17/2034(b)(h)(k)	GBP	826,125	1,111,451
Series 2024-1A, Class A, 5.89% (SONIA + 1.90%), 11/17/2034(b)(h)(k)	GBP	1,031,907	1,391,720
Last Mile Logistics Pan Euro Finance DAC, Series E, 4.73% (3 mo. EURIBOR + 2.70%), 08/17/2033(b)(h)(k)	EUR	2,420,276	2,845,612
IM Pastor 4, FTA, Series B, 2.22% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(h)(k)	EUR	1,000,000	819,348
Santander Consumo 8 Fondo de Titulizacion, Series 8E, 6.59% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(h)(k)	EUR	1,500,000	1,771,350
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Fideicomiso Dorrego Y Libertador,
Serie 1A, 2.00%, 12/31/2043(g)		$3,144,648	$2,987,416
0.00%, 12/31/2043(g)(j)(k)	ARS	33,994,486	23,406
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(j)(k)(n)	ARS	133,500,000	658,527
Total Asset-Backed Securities (Cost $94,590,494)			94,549,897
U.S. Treasury Securities–9.44%
U.S. Treasury Bills–4.63%
3.70 - 4.11%, 05/14/2026(o)(p)(q)		$29,790,567	29,862,098
U.S. Treasury Bonds–4.81%
5.50%, 08/15/2028		31,086,935	30,989,388
Total U.S. Treasury Securities (Cost $60,877,502)			60,851,486

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.58%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(r)		109,488	11,729
6.00%, 12/25/2032 - 08/25/2035(m)(r)		329,298	41,708
5.50%, 01/25/2034 - 06/25/2035(r)		111,639	15,024
Fannie Mae REMICs,
IO, 2.23% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 - 05/25/2035(h)(r)		79,858	6,929
3.40% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(h)(r)		10,191	928
3.43% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(h)(r)		1,623	165
3.48% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(h)(r)		1,719	155
3.63% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(h)(r)		2,658	266
2.53% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(h)(r)		9,753	783
3.33% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(h)(r)		1,304	142
3.53% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(h)(r)		5,441	567
3.60% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(h)(r)		18,191	1,711
3.78% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(h)(r)		19,003	2,871
7.00%, 03/25/2033 - 04/25/2033(r)		56,702	7,847
Principal Amount		Value

3.08% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(h)(r)	$77,760	$8,971
1.58% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(h)(r)	97,495	8,274
2.28% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(h)(r)	60,230	2,354
2.13% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(h)(r)	43,768	2,103
2.76% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(h)(r)	81,850	4,330
2.07% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(h)(r)	101,155	8,225
4.00%, 04/25/2041(r)	130,139	10,226
2.08% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(h)(r)	34,677	2,980
1.68% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(h)(r)	124,152	15,384
1.14% (30 Day Average SOFR + 5.50%), 09/25/2054(h)(r)	23,695,812	995,297
1.44% (30 Day Average SOFR + 5.80%), 01/25/2055(h)(r)	15,439,448	860,158
6.00%, 01/25/2032	8,527	8,756
5.47% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(h)	74,874	75,625
4.97% (30 Day Average SOFR + 0.61%), 09/25/2032(h)	18,287	18,224
5.00% (30 Day Average SOFR + 0.61%), 10/18/2032(h)	5,510	5,495
4.87% (30 Day Average SOFR + 0.51%), 11/25/2033(h)	3,121	3,116
8.17% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(h)	23,255	27,722
7.81% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(h)	26,289	29,069
5.41% (30 Day Average SOFR + 1.05%), 06/25/2037(h)	5,539	5,598
4.00%, 03/25/2041	16,631	15,970
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	14,539	15,117
5.00%, 09/01/2033 - 03/01/2053	12,376,289	12,348,986
7.00%, 10/01/2037	4,767	4,985
4.50%, 10/01/2052	6,015,127	5,904,518
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	58,661	60,523
7.00%, 07/01/2032 - 04/01/2033	8,830	9,225
5.00%, 07/01/2033	49,820	50,388
5.50%, 02/01/2035 - 03/01/2053	8,756,882	8,889,052
4.50%, 07/01/2052	6,541,477	6,399,920
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(m)	$1,014,144	$953
Series K735, Class X1, IO, 1.10%, 05/25/2026(m)	2,777,398	10,319
Series K093, Class X1, IO, 1.08%, 05/25/2029(m)	18,412,291	525,993
Freddie Mac REMICs,
7.00%, 09/15/2026	2,101	2,099
4.94% (30 Day Average SOFR + 0.56%), 12/15/2028 - 02/15/2029(h)	33,356	33,280
6.00%, 04/15/2029	15,637	15,894
6.50%, 10/15/2029 - 06/15/2032	61,776	64,003
5.04% (30 Day Average SOFR + 0.66%), 06/15/2031 - 01/15/2032(h)	40,040	39,968
5.49% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(h)	27,440	27,592
3.50%, 05/15/2032	7,593	7,467
8.30% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(h)	19,068	22,684
4.00%, 06/15/2038	10,286	9,895
IO, 3.46% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(h)(r)	3,351	32
3.16% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(h)(r)	27,094	1,072
3.61% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(h)(r)	1,805	109
3.51% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(h)(r)	51,504	1,951
2.56% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(h)(r)	30,372	2,102
2.21% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(h)(r)	31,533	2,043
2.26% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(h)(r)	4,688	294
2.23% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(h)(r)	95,833	7,455
2.51% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(h)(r)	19,249	2,064
1.51% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(h)(r)	10,721	972
1.58% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(h)(r)	43,446	3,614
1.76% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(h)(r)	10,744	1,018
Principal Amount		Value

1.44% (30 Day Average SOFR + 5.80%), 02/25/2055 - 08/25/2055(h)(r)	$36,274,518	$2,023,864
0.76% (30 Day Average SOFR + 5.12%), 03/25/2055(h)(r)	25,415,047	837,078
1.59% (30 Day Average SOFR + 5.95%), 04/25/2055(h)(r)	31,455,671	1,661,039
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(r)	380	19
7.00%, 09/01/2029(r)	3,737	334
6.00%, 12/15/2032(r)	11,426	1,234
Government National Mortgage Association,
ARM, 4.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(h)	8	8
8.00%, 05/15/2026	840	842
7.00%, 04/15/2028 - 07/15/2028	7,953	8,052
IO, 2.29% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(h)(r)	48,286	2,703
2.39% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(h)(r)	67,838	4,626
0.51% (30 Day Average SOFR + 4.90%), 10/20/2054(h)(r)	11,791,444	291,987
0.00% (30 Day Average SOFR + 4.35%), 04/20/2055(h)(j)(r)	47,583,620	574,677
0.06% (30 Day Average SOFR + 4.45%), 07/20/2055(h)(r)	27,816,656	373,322
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $43,877,885)		42,444,074
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–5.04%
United States–5.04%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.46% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(h)	$770,000	$791,563
Series 2022-R08, Class 1M2, 7.96% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(h)	1,350,000	1,405,193
Series 2023-R02, Class 1M1, 6.66% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(h)	354,972	361,585
Series 2023-R04, Class 1M1, 6.66% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(h)	728,416	743,772
Series 2023-R06, Class 1M1, 6.06% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(h)	286,879	287,861
Series 2023-R06, Class 1M2, 7.06% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(h)	490,000	506,816
Series 2023-R06, Class 1B1, 8.26% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(h)	565,000	595,381
Series 2023-R08, Class 1M2, 6.86% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(h)	280,000	287,659
Series 2023-R08, Class 1M1, 5.86% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(h)	217,377	217,660
Series 2024-R02, Class 1M2, 6.16% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(h)	3,100,000	3,129,893
Series 2024-R03, Class 2M2, 6.31% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(h)	3,180,000	3,208,695
Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 7.26% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(h)	$3,000,000	$3,088,021
Series 2022-HQA2, Class M1, STACR®, 8.36% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(h)	1,500,000	1,580,167
Series 2022-HQA3, Class M1, STACR®, 7.91% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(h)	1,500,000	1,571,328
Series 2022-HQA3, Class M2, STACR®, 9.71% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(h)	1,605,000	1,724,156
Series 2023-HQA1, Class M1, STACR®, 7.86% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(h)	2,885,325	3,044,655
Series 2023-HQA2, Class M1, STACR®, 7.71% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(h)	900,000	934,913
Series 2023-HQA3, Class M2, STACR®, 7.71% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(h)	3,100,000	3,272,830
Series 2024-DNA1, Class M2, STACR®, 6.31% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(h)	1,550,000	1,568,502
Series 2024-HQA1, Class M2, STACR®, 6.36% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(h)	1,670,900	1,690,075
Series 2024-DNA2, Class M2, STACR®, 6.06% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(h)	387,500	390,027
Series 2024-HQA2, Class M2, STACR®, 6.16% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(h)	1,550,000	1,559,578
Series 2025-DNA2, Class A1, STACR®, 5.46% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(h)	552,500	554,175
Total Agency Credit Risk Transfer Notes (Cost $31,913,990)		32,514,505
Shares
Common Stocks & Other Equity Interests–1.34%
Argentina–1.33%
Banco BBVA Argentina S.A.	80,000	245,842
Banco Macro S.A., Class B	170,000	791,630
Grupo Financiero Galicia S.A., Class B	535,000	1,647,947
Pampa Energia S.A.(s)	400,000	1,067,587
YPF S.A., ADR(c)(s)	22,500	546,525
YPF S.A., Class D(s)	157,100	4,256,141
		8,555,672
United States–0.01%
ACNR Holdings, Inc.	478	38,479
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Shares		Value
United States–(continued)
Claire’s Holdings LLC, Class S	235	$24
McDermott International Ltd.(s)	312	6,213
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(s)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(s)	35,496	1,065
Sabine Oil & Gas Holdings, Inc.(g)(s)	837	59
Windstream Services LLC, Wts.	176	3,652
		50,450
Total Common Stocks & Other Equity Interests (Cost $9,545,998)		8,606,122
Principal Amount
Variable Rate Senior Loan Interests–0.43%(t)(u)
United States–0.43%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.58% (3 mo. Term SOFR + 3.25%), 05/07/2032	$172,069	173,037
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	26,720	26,531
Bausch and Lomb, Inc., Term Loan B, 8.41% (1 mo. Term SOFR + 4.25%), 01/30/2031	274,312	274,827
Claire’s Stores, Inc., Term Loan, 10.73% (6 mo. Term SOFR +6.50%), 12/18/2026	71,011	5,095
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.28% (1 mo. Term SOFR +4.00%), 08/23/2028	285,646	286,503
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.41% (1 mo. Term SOFR +3.25%), 01/31/2030	287,092	288,170
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.12% (6 mo. Term SOFR +2.25%), 08/04/2031	426,775	425,388
Greystar Real Estate Partners LLC, Term Loan B, 6.81% (3 mo. Term SOFR + 2.50%), 08/21/2030(g)	154,077	154,462
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 6.91% (1 mo. Term SOFR +2.75%), 01/15/2032	270,000	270,506
Prairie Acquiror L.P., Term Loan B, 7.91% (1 mo. Term SOFR +3.75%), 08/01/2029	315,222	318,144
TransDigm, Inc., Term Loan L, 6.50% (3 mo. Term SOFR + 2.25%), 01/19/2032	535,592	535,935
Total Variable Rate Senior Loan Interests (Cost $2,817,166)		2,758,598
Principal Amount		Value
Commercial Paper–0.06%(o)
Argentina–0.06%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(g)	86,607	$86,760
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(g)	101,744	102,484
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(g)	140,150	141,863
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(g)	62,080	63,045
Total Commercial Paper (Cost $390,581)		394,152
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd.(g) (Cost $36,875)	71	36
Money Market Funds–1.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(v)(w)	4,398,120	4,398,120
Invesco Treasury Portfolio, Institutional Class, 3.99%(v)(w)	8,167,938	8,167,938
Total Money Market Funds (Cost $12,566,058)		12,566,058

Options Purchased–5.02%
(Cost $33,063,036)(x)		32,392,550
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.92% (Cost $642,982,567)		644,228,250
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.87%
Invesco Private Government Fund, 4.14%(v)(w)(y)	6,925,434	6,925,434
Invesco Private Prime Fund, 4.26%(v)(w)(y)	17,995,178	18,000,577
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,924,978)		24,926,011
TOTAL INVESTMENTS IN SECURITIES—103.79% (Cost $667,907,545)		669,154,261
OTHER ASSETS LESS LIABILITIES–(3.79)%		(24,414,100)
NET ASSETS–100.00%		$644,740,161
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $258,968,569, which represented 40.17% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at September 30, 2025 represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2025.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Zero coupon bond issued at a discount.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
September 30, 2025.

(n)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2025.

(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(q)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(r)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(s)	Non-income producing security.
(t)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(u)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(v)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Invesco Senior Loan ETF	$15,465,380	$-	$(14,779,002)	$51,350	$(737,728)	$-	$251,828
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	22,992,662	110,437,607	(129,032,149)	-	-	4,398,120	349,761
Invesco Treasury Portfolio, Institutional Class	42,700,657	205,098,414	(239,631,133)	-	-	8,167,938	644,768
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,793,470	87,390,032	(92,258,068)	-	-	6,925,434	339,190*
Invesco Private Prime Fund	30,646,279	160,296,789	(172,944,026)	1,033	502	18,000,577	906,431*
Total	$123,598,448	$563,222,842	$(648,644,378)	$52,383	$(737,226)	$37,492,069	$2,491,978

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(w)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(x)	The table below details options purchased.
(y)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Put	10/17/2025	6	USD	5,975.00	USD	3,585,000	$2,460
S&P 500® Index	Put	11/21/2025	5	USD	5,750.00	USD	2,875,000	7,250
S&P 500® Index	Put	12/19/2025	6	USD	5,650.00	USD	3,390,000	15,450
S&P 500® Index	Put	11/21/2025	9	USD	6,200.00	USD	5,580,000	32,670
S&P 500® Index	Put	11/21/2025	10	USD	6,290.00	USD	6,290,000	44,650
Total Index Options Purchased								$102,480

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.68	AUD	2,800,000	$265,914
AUD versus USD	Call	Merrill Lynch International	12/16/2025	USD	0.67	AUD	21,010,000	31,461
AUD versus USD	Call	Merrill Lynch International	03/12/2026	USD	0.68	AUD	14,000,000	123,662
AUD versus USD	Call	Merrill Lynch International	04/07/2026	USD	0.75	AUD	4,593,000	84,204
AUD versus USD	Call	UBS AG	08/21/2026	USD	0.69	AUD	13,990,000	182,885
EUR versus USD	Call	Deutsche Bank AG	11/12/2025	USD	1.22	EUR	2,800,000	226,777
EUR versus USD	Call	Deutsche Bank AG	02/04/2026	USD	1.24	EUR	2,100,000	260,153
EUR versus USD	Call	Goldman Sachs International	11/10/2025	USD	1.19	EUR	2,940,000	553,440
EUR versus USD	Call	Goldman Sachs International	03/05/2026	USD	1.25	EUR	3,501,130	460,109
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	01/21/2026	USD	1.24	EUR	7,075,000	775,486
EUR versus USD	Call	Merrill Lynch International	10/28/2025	USD	1.20	EUR	3,000,000	306,255
EUR versus USD	Call	Merrill Lynch International	05/08/2026	USD	1.35	EUR	10,100,000	301,725
EUR versus USD	Call	Morgan Stanley and Co. International PLC	05/11/2026	USD	1.30	EUR	6,060,000	438,489
Subtotal — Foreign Currency Call Options Purchased								4,010,560
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	3,670,000	128,013
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	5,870,000	174,327
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	2,100,000	102,284
EUR versus INR	Put	Goldman Sachs International	03/16/2026	INR	100.00	EUR	1,400,000	126,360
EUR versus INR	Put	Merrill Lynch International	03/16/2026	INR	99.50	EUR	1,400,000	103,596
EUR versus NOK	Put	Deutsche Bank AG	01/08/2026	NOK	11.40	EUR	1,400,000	103,934
EUR versus NOK	Put	Goldman Sachs International	12/10/2025	NOK	11.50	EUR	2,100,000	238,205
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	11/05/2025	NOK	11.55	EUR	1,500,000	273,113
USD versus BRL	Put	Barclays Bank PLC	01/14/2026	BRL	5.25	USD	700,000	76,330
USD versus BRL	Put	Deutsche Bank AG	12/16/2025	BRL	5.35	USD	14,000,000	204,176
USD versus BRL	Put	Goldman Sachs International	12/11/2025	BRL	5.33	USD	1,750,000	177,986
USD versus BRL	Put	Goldman Sachs International	12/15/2025	BRL	5.28	USD	3,500,000	370,202
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.75	USD	20,970,000	1,124,495
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	6.00	USD	22,050,000	1,448,972
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	12/18/2025	BRL	5.10	USD	2,100,000	91,132
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.40	USD	14,000,000	315,070
USD versus BRL	Put	Merrill Lynch International	03/24/2026	BRL	5.40	USD	14,000,000	296,800
USD versus BRL	Put	Morgan Stanley and Co. International PLC	11/07/2025	BRL	5.30	USD	1,500,000	429,941
USD versus CAD	Put	Deutsche Bank AG	05/06/2026	CAD	1.20	USD	3,790,000	15,452
USD versus CAD	Put	Morgan Stanley and Co. International PLC	11/05/2025	CAD	1.28	USD	3,790,000	731
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus CLP	Put	Morgan Stanley and Co. International PLC	12/18/2025	CLP	945.00	USD	6,990,000	$108,051
USD versus INR	Put	Goldman Sachs International	05/22/2026	INR	82.00	USD	3,000,000	17,142
USD versus JPY	Put	Deutsche Bank AG	10/29/2025	JPY	144.00	USD	2,940,000	284,821
USD versus JPY	Put	Goldman Sachs International	05/06/2026	JPY	110.00	USD	15,140,000	61,468
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	07/03/2026	JPY	120.00	USD	3,670,000	88,517
USD versus KRW	Put	Deutsche Bank AG	05/20/2026	KRW	1,200.00	USD	1,500,000	22,983
USD versus KRW	Put	Merrill Lynch International	11/28/2025	KRW	1,200.00	USD	11,980,000	2,240
USD versus KRW	Put	Merrill Lynch International	05/15/2026	KRW	1,300.00	USD	69,900,000	162,587
USD versus MXN	Put	Goldman Sachs International	11/28/2025	MXN	18.30	USD	1,820,000	252,454
USD versus MXN	Put	Goldman Sachs International	12/16/2025	MXN	17.50	USD	2,800,000	188,580
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	12/16/2025	MXN	17.50	USD	1,500,000	101,025
USD versus MXN	Put	Merrill Lynch International	10/22/2025	MXN	18.50	USD	36,720,000	177,431
USD versus MXN	Put	Merrill Lynch International	07/27/2026	MXN	17.90	USD	2,940,000	559,691
USD versus ZAR	Put	Goldman Sachs International	11/10/2025	ZAR	17.40	USD	1,500,000	343,787
USD versus ZAR	Put	Goldman Sachs International	12/12/2025	ZAR	17.00	USD	2,100,000	292,454
USD versus ZAR	Put	Goldman Sachs International	03/26/2026	ZAR	17.25	USD	13,890,000	324,248
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	12/02/2025	ZAR	17.70	USD	1,500,000	237,893
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	01/16/2026	ZAR	17.15	USD	1,400,000	185,223
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	01/28/2026	ZAR	17.10	USD	1,390,000	163,743
USD versus ZAR	Put	UBS AG	12/16/2025	ZAR	17.10	USD	28,010,000	100,052
Subtotal — Foreign Currency Put Options Purchased								9,475,509
Total Foreign Currency Options Purchased								$13,486,069

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,250,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Goldman Sachs International	2.79%	Receive	6 Month EURIBOR	Semi-Annually	02/16/2026	EUR	21,450,000	$393,393
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.70	Receive	6 Month EURIBOR	Semi-Annually	08/07/2026	EUR	10,270,000	190,880
10 Year Interest Rate Swap	Call	Merrill Lynch International	2.69	Receive	6 Month EURIBOR	Semi-Annually	08/18/2026	EUR	21,080,000	384,760
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.78	Receive	6 Month EURIBOR	Semi-Annually	09/14/2026	EUR	19,920,000	466,366
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	18,666,667	957,322
2 Year Interest Rate Swap	Call	Barclays Bank PLC	3.25	Receive	SOFR	Annually	05/21/2026	USD	373,050,000	2,020,222
2 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.32	Receive	SOFR	Annually	11/06/2025	USD	101,870,000	184,643
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	109,540,000	1,271,620
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.33	Receive	SOFR	Annually	11/05/2025	USD	112,640,000	202,486
5 Year Interest Rate Swap	Call	Merrill Lynch International	3.15	Receive	SOFR	Annually	10/16/2025	USD	127,910,000	52,689
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.36	Receive	6 Month EURIBOR	Semi-Annually	02/06/2026	EUR	54,850,000	264,222
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.38	Receive	6 Month EURIBOR	Semi-Annually	06/24/2026	EUR	58,910,000	430,719
Subtotal — Interest Rate Call Swaptions Purchased										6,819,322
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Merrill Lynch International	3.67%	Pay	SOFR	Annually	12/10/2025	USD	23,900,000	$263,419
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	18,666,667	1,131,414
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	46,500,000	9,831,712
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.92	Pay	6 Month EURIBOR	Semi-Annually	02/09/2026	EUR	19,600,000	758,134
Subtotal — Interest Rate Put Swaptions Purchased										11,984,679
Total Interest Rate Swaptions Purchased										$18,804,001

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,250,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	102.00%	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)%	Quarterly	11/19/2025	3.019%	USD	30,800,000	$(24,667)
BNP Paribas S.A.	Put	103.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	12/17/2025	3.019	USD	37,330,000	(75,781)
Goldman Sachs International	Put	105.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	01/21/2026	3.019	USD	36,400,000	(211,342)
Goldman Sachs International	Put	70.00	Markit CDX North America Index, Series 45, Version 1	(1.00)	Quarterly	01/21/2026	0.525	USD	56,000,000	(56,851)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 43, Version 2	(5.00)	Quarterly	12/17/2025	2.406	EUR	28,000,000	(56,030)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 44, Version 1	(5.00)	Quarterly	12/17/2025	3.019	USD	33,600,000	(118,419)
J.P. Morgan Chase Bank, N.A.	Put	325.00	Markit iTraxx Europe Crossover Index, Series 43, Version 2	(5.00)	Quarterly	01/21/2026	2.406	EUR	28,000,000	(123,753)
Total Credit Default Swaptions Written										$(666,843)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,250,000.
(b)
Implied credit spreads represent the current level, as of September 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	03/12/2026	USD	0.71	AUD	14,000,000	$(31,756)
USD versus BRL	Call	Deutsche Bank AG	12/16/2025	BRL	5.65	USD	14,000,000	(125,720)
USD versus BRL	Call	Goldman Sachs International	06/18/2026	BRL	6.60	USD	20,970,000	(207,561)
USD versus BRL	Call	Goldman Sachs International	07/06/2027	BRL	7.50	USD	22,050,000	(589,286)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	6.00	USD	7,000,000	(182,315)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	07/10/2026	BRL	7.00	USD	9,804,000	(69,922)
USD versus BRL	Call	Merrill Lynch International	03/24/2026	BRL	5.90	USD	14,000,000	(223,188)
USD versus BRL	Call	Merrill Lynch International	07/03/2026	BRL	6.40	USD	22,050,000	(329,802)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	12/18/2025	CLP	1,025.00	USD	6,990,000	(46,127)
USD versus IDR	Call	Goldman Sachs International	08/13/2026	IDR	17,000.00	USD	13,990,000	(348,519)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus KRW	Call	Merrill Lynch International	05/15/2026	KRW	1,455.00	USD	19,970,000	$(190,694)
USD versus MXN	Call	Merrill Lynch International	07/27/2026	MXN	22.00	USD	11,020,000	(90,022)
USD versus TRY	Call	Goldman Sachs International	07/27/2026	TRY	54.45	USD	7,750,000	(464,706)
USD versus TRY	Call	Goldman Sachs International	08/27/2026	TRY	54.65	USD	17,540,000	(1,219,153)
USD versus ZAR	Call	Goldman Sachs International	03/26/2026	ZAR	18.75	USD	13,890,000	(152,443)
USD versus ZAR	Call	Goldman Sachs International	08/14/2026	ZAR	19.50	USD	7,000,000	(117,726)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	20.00	USD	3,740,000	(29,849)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/01/2026	ZAR	21.50	USD	7,490,000	(25,548)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/18/2026	ZAR	20.50	USD	11,230,000	(75,724)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	09/14/2026	ZAR	20.50	USD	14,000,000	(164,570)
Subtotal — Foreign Currency Call Options Written								(4,684,631)
Currency Risk
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	12/01/2025	USD	0.60	AUD	19,970,000	(3,515)
AUD versus USD	Put	J.P. Morgan Chase Bank, N.A.	02/25/2026	USD	0.62	AUD	17,490,000	(51,825)
AUD versus USD	Put	Merrill Lynch International	12/16/2025	USD	0.65	AUD	21,010,000	(85,902)
AUD versus USD	Put	Merrill Lynch International	03/12/2026	USD	0.64	AUD	14,000,000	(98,836)
AUD versus USD	Put	UBS AG	08/21/2026	USD	0.61	AUD	13,990,000	(82,213)
USD versus BRL	Put	Deutsche Bank AG	12/16/2025	BRL	5.15	USD	14,000,000	(46,298)
USD versus BRL	Put	Goldman Sachs International	06/18/2026	BRL	5.35	USD	20,970,000	(403,316)
USD versus BRL	Put	Goldman Sachs International	07/06/2027	BRL	5.30	USD	22,050,000	(484,747)
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2026	BRL	5.05	USD	14,000,000	(93,282)
USD versus BRL	Put	Merrill Lynch International	03/24/2026	BRL	5.05	USD	14,000,000	(60,186)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	12/18/2025	CLP	890.00	USD	6,990,000	(18,181)
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	10/02/2025	NOK	9.65	USD	420,000	(37)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	7,675,000	(226,865)
USD versus ZAR	Put	Goldman Sachs International	03/26/2026	ZAR	16.50	USD	13,890,000	(121,079)
Subtotal — Foreign Currency Put Options Written								(1,776,282)
Total Foreign Currency Options Written								$(6,460,913)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,250,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	2.73%	SOFR	Receive	Annually	05/21/2026	USD	373,050,000	$(745,902)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	3.25	SOFR	Receive	Annually	05/21/2026	USD	119,380,000	(1,151,267)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.75	SOFR	Receive	Annually	12/26/2025	USD	18,320,000	(238,286)
5 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.10	SOFR	Receive	Annually	03/03/2026	USD	56,020,000	(288,539)
2 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.97	SOFR	Receive	Annually	11/06/2025	USD	101,870,000	(29,962)
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.51	SOFR	Receive	Annually	11/06/2025	USD	21,550,000	(81,969)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.80	6 Month EURIBOR	Receive	Semi-Annually	09/11/2026	EUR	11,760,000	(560,895)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.50	SOFR	Receive	Annually	04/07/2026	USD	127,875,000	(1,649,464)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.40	SOFR	Receive	Annually	03/09/2026	USD	47,450,000	(418,514)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	6 Month EURIBOR	Receive	Semi-Annually	09/12/2030	EUR	9,950,000	(1,252,052)
30 Year Interest Rate Swap	Call	Goldman Sachs International	2.96	6 Month EURIBOR	Receive	Semi-Annually	02/16/2026	EUR	9,330,000	(428,679)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42%	SOFR	Receive	Annually	07/11/2029	USD	18,635,000	$(453,828)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.65	6 Month EURIBOR	Receive	Semi-Annually	07/30/2026	EUR	30,700,000	(966,032)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.77	SOFR	Receive	Annually	01/09/2026	USD	29,400,000	(480,557)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.60	6 Month EURIBOR	Receive	Semi-Annually	08/07/2026	EUR	6,660,000	(189,886)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.85	SOFR	Receive	Annually	02/23/2026	USD	22,380,000	(611,863)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.50	SOFR	Receive	Annually	11/05/2025	USD	50,480,000	(174,446)
30 Year Interest Rate Swap	Call	Merrill Lynch International	2.79	6 Month EURIBOR	Receive	Semi-Annually	08/18/2026	EUR	9,140,000	(406,160)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.50	CORRA	Receive	Semi-Annually	12/02/2025	CAD	28,060,000	(107,810)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SOFR	Receive	Annually	12/08/2025	USD	77,020,000	(477,835)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.60	6 Month EURIBOR	Receive	Semi-Annually	06/24/2026	EUR	9,980,000	(436,446)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.58	6 Month EURIBOR	Receive	Semi-Annually	05/21/2026	EUR	8,990,000	(340,852)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.78	6 Month EURIBOR	Receive	Semi-Annually	02/06/2026	EUR	13,130,000	(333,378)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.03	SOFR	Receive	Annually	11/05/2025	USD	112,640,000	(42,085)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.42	SOFR	Receive	Annually	11/05/2025	USD	22,040,000	(46,832)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.75	SOFR	Receive	Annually	06/22/2026	USD	11,200,000	(361,020)
50 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.74	6 Month EURIBOR	Receive	Semi-Annually	09/14/2026	EUR	7,100,000	(494,920)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.90	SOFR	Receive	Annually	11/21/2025	USD	55,960,000	(985,912)
Subtotal—Interest Rate Call Swaptions Written										(13,755,391)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	SONIA	Pay	Annually	05/10/2027	GBP	20,190,000	(716,853)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.73	6 Month EURIBOR	Pay	Semi-Annually	05/24/2027	EUR	32,200,000	(426,528)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.65	SOFR	Pay	Annually	03/03/2026	USD	56,020,000	(239,077)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.32	6 Month EURIBOR	Pay	Semi-Annually	02/09/2026	EUR	39,200,000	(415,477)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.60	SOFR	Pay	At Maturity	06/21/2027	USD	399,370,000	(1,016,025)
5 Year Interest Rate Swap	Put	Merrill Lynch International	3.00	CORRA	Pay	Semi-Annually	12/02/2025	CAD	28,060,000	(11,582)
10 Year Interest Rate Swap	Put	Merrill Lynch International	4.34	6 Month BBSW	Pay	Semi-Annually	12/11/2025	AUD	37,350,000	(239,072)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.25	6 Month EURIBOR	Pay	Semi-Annually	07/16/2026	EUR	19,390,000	(564,586)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.19	6 Month EURIBOR	Pay	Semi-Annually	01/29/2026	EUR	195,900,000	(393,432)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.86	6 Month EURIBOR	Pay	Semi-Annually	09/11/2026	EUR	38,280,000	(795,406)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.10	SOFR	Pay	At Maturity	09/21/2026	USD	326,780,000	(1,058,650)
Subtotal—Interest Rate Put Swaptions Written										(5,876,688)
Total Interest Rate Swaptions Written										$(19,632,079)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,250,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,076	December-2025	$224,236,719	$359,834	$359,834
U.S. Treasury 5 Year Notes	419	December-2025	45,752,836	(98,840)	(98,840)
U.S. Treasury 10 Year Notes	1,421	December-2025	159,862,500	150,158	150,158
U.S. Treasury Long Bonds	172	December-2025	20,054,125	413,576	413,576
Subtotal—Long Futures Contracts				824,728	824,728
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	8	December-2025	(920,625)	(7,763)	(7,763)
U.S. Treasury Ultra Bonds	10	December-2025	(1,200,625)	(28,300)	(28,300)
Subtotal—Short Futures Contracts				(36,063)	(36,063)
Total Futures Contracts				$788,665	$788,665

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/14/2025	Deutsche Bank AG	USD	4,440,653	EUR	3,780,000	$8,581
11/18/2025	Deutsche Bank AG	USD	23,570,232	EUR	21,490,000	1,730,047
12/17/2025	Deutsche Bank AG	EUR	6,860,000	USD	8,093,085	3,781
12/17/2025	Deutsche Bank AG	INR	646,990,350	USD	7,310,956	61,001
12/17/2025	Deutsche Bank AG	PLN	2,402,185	USD	661,467	1,387
12/17/2025	Deutsche Bank AG	THB	189,733,623	USD	6,016,986	126,041
12/17/2025	Deutsche Bank AG	USD	233,733	CZK	4,860,000	1,086
11/06/2025	Goldman Sachs International	USD	3,675,000	BRL	20,690,250	179,594
12/17/2025	Goldman Sachs International	CNY	24,860,000	USD	3,513,949	2,875
12/17/2025	Goldman Sachs International	EUR	10,915,517	USD	12,915,000	43,435
12/17/2025	Goldman Sachs International	INR	479,209,646	USD	5,390,000	20,139
12/17/2025	Goldman Sachs International	USD	8,095,098	MXN	150,123,290	36,205
05/08/2026	Goldman Sachs International	JPY	673,907,500	USD	4,850,000	201,035
03/19/2027	Goldman Sachs International	INR	6,778,237,500	USD	76,250,000	2,702,856
10/02/2025	J.P. Morgan Chase Bank, N.A.	USD	23,100,701	EUR	20,170,000	579,901
12/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	43,825,978	USD	51,850,046	170,506
12/17/2025	J.P. Morgan Chase Bank, N.A.	GBP	36,421,305	USD	49,307,647	319,695
12/17/2025	J.P. Morgan Chase Bank, N.A.	JPY	2,141,524,883	USD	14,669,154	76,842
12/17/2025	J.P. Morgan Chase Bank, N.A.	NOK	1,738,064	USD	176,264	2,063
12/17/2025	J.P. Morgan Chase Bank, N.A.	NZD	603,000	USD	360,541	9,931
12/17/2025	J.P. Morgan Chase Bank, N.A.	SEK	110,000	USD	11,863	123
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	9,599,465	AUD	14,521,685	18,192
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	67,420,413	EUR	57,220,921	54,429
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	12,074,387	JPY	1,790,944,948	129,080
12/18/2025	J.P. Morgan Chase Bank, N.A.	USD	5,020,000	MXN	96,752,970	219,999
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	462,638,700	USD	3,310,000	103,331
10/30/2025	Merrill Lynch International	USD	19,023,616	EUR	16,315,000	163,648
12/02/2025	Merrill Lynch International	KRW	19,444,636,000	USD	14,380,000	494,941
12/17/2025	Merrill Lynch International	CAD	7,380,000	USD	5,349,258	27,319
12/17/2025	Merrill Lynch International	COP	20,726,169,750	USD	5,245,007	12,152
12/17/2025	Merrill Lynch International	IDR	5,764,986,100	USD	349,192	4,400
12/17/2025	Merrill Lynch International	INR	368,507,070	USD	4,170,000	40,635
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/02/2025	Morgan Stanley and Co. International PLC	BRL	8,840,000	USD	1,662,092	$1,140
10/02/2025	Morgan Stanley and Co. International PLC	USD	1,620,442	BRL	8,840,000	40,509
10/06/2025	Morgan Stanley and Co. International PLC	JPY	720,692,000	USD	4,900,000	24,606
11/12/2025	Morgan Stanley and Co. International PLC	USD	19,100,000	BRL	105,861,750	595,361
12/17/2025	Morgan Stanley and Co. International PLC	USD	16,080,000	CNY	114,057,048	28,718
12/17/2025	Morgan Stanley and Co. International PLC	USD	197,643	HUF	66,412,962	1,369
12/17/2025	Morgan Stanley and Co. International PLC	USD	13,890,000	JPY	2,063,915,100	173,481
12/17/2025	Morgan Stanley and Co. International PLC	USD	446,281	PEN	1,563,000	3,014
12/17/2025	Morgan Stanley and Co. International PLC	USD	4,436,226	ZAR	77,662,796	36,402
10/02/2025	Royal Bank of Canada	EUR	20,170,000	USD	23,803,464	122,862
12/17/2025	Royal Bank of Canada	EUR	27,367,730	USD	32,285,000	13,005
10/02/2025	UBS AG	BRL	340,354,863	USD	63,995,697	46,265
11/04/2025	UBS AG	BRL	331,514,863	USD	61,938,767	149,640
Subtotal—Appreciation						8,781,622
Currency Risk
10/22/2025	Deutsche Bank AG	EUR	11,480,000	NOK	133,592,760	(106,062)
10/31/2025	Deutsche Bank AG	JPY	87,044,470	USD	590,000	(394)
11/18/2025	Deutsche Bank AG	EUR	10,025,000	USD	10,616,475	(1,186,005)
12/17/2025	Deutsche Bank AG	CZK	3,166,371	USD	152,281	(707)
12/17/2025	Deutsche Bank AG	USD	6,455,000	AUD	9,662,173	(55,779)
12/17/2025	Deutsche Bank AG	USD	41,930,000	EUR	35,267,357	(342,774)
12/17/2025	Deutsche Bank AG	USD	3,921,458	INR	347,033,343	(32,720)
12/17/2025	Deutsche Bank AG	USD	194,405	PLN	706,000	(408)
12/17/2025	Deutsche Bank AG	USD	16,080,000	SGD	20,615,364	(7,671)
12/17/2025	Goldman Sachs International	MXN	614,169,361	USD	32,672,754	(593,218)
12/17/2025	Goldman Sachs International	USD	3,474,081	CNY	24,577,944	(2,843)
12/17/2025	Goldman Sachs International	USD	5,391,750	EUR	4,550,000	(26,395)
12/29/2025	Goldman Sachs International	EUR	3,265,000	USD	3,825,274	(27,395)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(2,702,856)
10/14/2025	J.P. Morgan Chase Bank, N.A.	EUR	12,340,000	USD	13,771,440	(726,965)
10/14/2025	J.P. Morgan Chase Bank, N.A.	USD	45,204,294	EUR	38,390,000	(99,452)
10/29/2025	J.P. Morgan Chase Bank, N.A.	EUR	2,120,000	USD	2,439,060	(54,016)
11/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	44,302,000	USD	8,180,668	(76,524)
11/12/2025	J.P. Morgan Chase Bank, N.A.	BRL	32,665,752	USD	5,880,000	(197,396)
12/03/2025	J.P. Morgan Chase Bank, N.A.	AUD	13,980,000	USD	9,028,284	(229,557)
12/17/2025	J.P. Morgan Chase Bank, N.A.	AUD	9,745,715	USD	6,442,341	(12,209)
12/17/2025	J.P. Morgan Chase Bank, N.A.	EUR	42,041,275	USD	49,496,832	(78,188)
12/17/2025	J.P. Morgan Chase Bank, N.A.	TRY	9,135,000	USD	203,570	(2,970)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	867,794	GBP	641,000	(5,626)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	12,915,000	IDR	211,790,760,300	(248,235)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	16,140,000	INR	1,429,229,280	(124,541)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	22,860,973	JPY	3,337,434,590	(119,753)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	16,140,000	KRW	22,244,632,200	(242,332)
12/17/2025	J.P. Morgan Chase Bank, N.A.	USD	1,516,211	NZD	2,535,842	(41,766)
06/22/2026	J.P. Morgan Chase Bank, N.A.	ZAR	41,692,500	USD	2,250,000	(114,811)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	8,864,100	USD	1,470,000	(87,548)
12/17/2025	Merrill Lynch International	USD	10,258	CAD	14,152	(52)
12/17/2025	Merrill Lynch International	USD	256,187	CLP	243,736,483	(2,684)
12/17/2025	Merrill Lynch International	USD	3,502,900	COP	13,842,059,000	(8,116)
12/17/2025	Merrill Lynch International	USD	4,172,770	EUR	3,500,000	(45,574)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/17/2025	Merrill Lynch International	USD	13,822,849	KRW	19,071,039,697	$(193,267)
02/09/2026	Merrill Lynch International	BRL	6,331,500	USD	1,005,000	(148,365)
04/09/2026	Merrill Lynch International	AUD	2,755,000	USD	1,671,458	(154,318)
05/12/2026	Merrill Lynch International	EUR	7,270,000	USD	8,393,215	(240,231)
10/02/2025	Morgan Stanley and Co. International PLC	BRL	331,514,863	USD	60,769,318	(1,519,162)
10/02/2025	Morgan Stanley and Co. International PLC	USD	62,331,227	BRL	331,514,863	(42,747)
12/17/2025	Morgan Stanley and Co. International PLC	IDR	216,067,950,000	USD	12,915,000	(7,575)
12/17/2025	Morgan Stanley and Co. International PLC	PEN	3,126,000	USD	896,563	(2,027)
12/17/2025	Morgan Stanley and Co. International PLC	USD	12,915,000	CAD	17,710,599	(143,355)
12/17/2025	Morgan Stanley and Co. International PLC	USD	896,150	EUR	759,640	(384)
12/17/2025	Morgan Stanley and Co. International PLC	USD	6,430,000	INR	573,633,160	(2,061)
12/17/2025	Morgan Stanley and Co. International PLC	ZAR	274,318,000	USD	15,669,495	(128,580)
05/13/2026	Morgan Stanley and Co. International PLC	EUR	7,570,000	USD	8,720,640	(269,474)
12/17/2025	Royal Bank of Canada	USD	23,906,876	EUR	20,170,000	(122,436)
12/17/2025	Standard Chartered Bank PLC	MXN	152,674,000	USD	8,237,774	(31,686)
12/17/2025	Standard Chartered Bank PLC	USD	3,726,402	GBP	2,746,906	(31,716)
10/02/2025	UBS AG	USD	64,082,514	BRL	340,354,863	(133,083)
11/04/2025	UBS AG	USD	1,651,626	BRL	8,840,000	(3,990)
12/17/2025	UBS AG	USD	1,334,233	EUR	1,124,063	(8,740)
12/17/2025	UBS AG	USD	124,742	JPY	18,253,925	(360)
Subtotal—Depreciation						(10,787,099)
Total Forward Foreign Currency Contracts						$(2,005,477)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS AG	Sell	1.00%	Quarterly	12/20/2028	0.310%	EUR	2,330,000	$23,249	$58,423	$35,174
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Buy	(5.00)	Quarterly	12/20/2030	3.225	USD	46,200,000	(3,516,285)	(3,563,776)	(47,491)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.466	USD	3,720,000	(871)	(24,254)	(23,383)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.234	EUR	2,330,000	(16,338)	(65,286)	(48,948)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.721	USD	1,705,000	12,707	(18,479)	(31,186)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.380	EUR	3,500,000	(123,363)	(126,163)	(2,800)
Markit iTraxx Europe Crossover Series 44, Version 1	Buy	(5.00)	Quarterly	12/20/2030	2.626	EUR	36,400,000	(4,505,012)	(4,537,906)	(32,894)
BNP Paribas S.A.	Sell	1.00	Quarterly	12/20/2030	0.462	EUR	3,500,000	116,051	109,038	(7,013)
Subtotal - Depreciation								(8,033,111)	(8,226,826)	(193,715)
Total Centrally Cleared Credit Default Swap Agreements								$(8,009,862)	$(8,168,403)	$(158,541)

(a)	Centrally cleared swap agreements collateralized by $331,913 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of September 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(3.93)%	Annually	12/23/2055	USD	4,670,000	$—	$1,628	$1,628
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	15,000,000,000	—	37,598	37,598
Pay	BZDIOVRA	At Maturity	13.35	At Maturity	01/02/2029	BRL	77,210,650	—	48,965	48,965
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	6,200,000,000	—	72,078	72,078
Pay	BZDIOVRA	At Maturity	13.58	At Maturity	01/02/2029	BRL	52,246,819	—	107,908	107,908
Receive	SOFR	Annually	(3.52)	Annually	12/10/2035	USD	15,500,000	—	174,471	174,471
Receive	TONAR	Annually	(1.09)	Annually	05/12/2035	JPY	799,540,000	—	184,506	184,506
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	15,004,000	—	202,986	202,986
Receive	TONAR	Annually	(1.25)	Annually	05/19/2035	JPY	1,574,850,000	—	214,637	214,637
Pay	28 Day MXN TIIE	28 days	7.42	28 days	06/16/2027	MXN	644,000,000	463	233,248	232,785
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	25,381,459	—	279,284	279,284
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	38,030,574	—	497,100	497,100
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	38,196,486	—	633,966	633,966
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	69,346,146	—	690,994	690,994
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	8,940,000	—	1,095,259	1,095,259
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	5,450,000	39,316	1,416,204	1,376,888
Subtotal — Appreciation								39,779	5,890,832	5,851,053
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	8,940,000	—	(1,100,480)	(1,100,480)
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	10,615,385	—	(524,383)	(524,383)
Pay	6 Month BBSW	Semi-Annually	4.15	Semi-Annually	08/11/2035	AUD	63,020,000	—	(428,647)	(428,647)
Receive	SOFR	Annually	(3.86)	Annually	07/15/2035	USD	23,560,000	—	(417,940)	(417,940)
Pay	6 Month EURIBOR	Semi-Annually	2.18	Annually	05/08/2030	EUR	43,950,000	—	(394,215)	(394,215)
Receive	SOFR	Annually	(3.83)	Annually	08/04/2035	USD	17,635,000	—	(260,184)	(260,184)
Pay	TONAR	Annually	2.40	Annually	09/30/2055	JPY	1,695,090,000	—	(162,792)	(162,792)
Pay	6 Month BBSW	Semi-Annually	4.21	Semi-Annually	07/30/2035	AUD	27,155,000	—	(89,136)	(89,136)
Pay	6 Month BBSW	Semi-Annually	4.23	Semi-Annually	07/10/2035	AUD	18,035,000	—	(42,291)	(42,291)
Pay	COOVIBR	Quarterly	8.83	Quarterly	06/18/2035	COP	6,200,000,000	—	(29,954)	(29,954)
Pay	6 Month BBSW	Semi-Annually	4.24	Semi-Annually	07/10/2035	AUD	18,030,000	—	(25,422)	(25,422)
Pay	6 Month BBSW	Semi-Annually	4.19	Semi-Annually	08/29/2035	AUD	5,165,000	—	(23,889)	(23,889)
Receive	6 Month EURIBOR	Semi-Annually	(2.93)	Annually	05/25/2056	EUR	5,600,000	—	(9,866)	(9,866)
Receive	SOFR	Annually	(3.69)	Annually	09/04/2035	USD	3,330,000	—	(9,494)	(9,494)
Receive	SOFR	Annually	(4.45)	Annually	09/26/2045	USD	4,666,667	—	(4,844)	(4,844)
Subtotal — Depreciation								—	(3,523,537)	(3,523,537)
Total Centrally Cleared Interest Rate Swap Agreements								$39,779	$2,367,295	$2,327,516

(a)	Centrally cleared swap agreements collateralized by $331,913 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00%	Quarterly	12/20/2029	1.555%	EUR	9,800,000	$1,005,275	$1,593,735	$588,460
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	0.506	EUR	18,129,761	3,119,060	3,729,773	610,713
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	1.555	EUR	5,600,000	588,745	910,706	321,961
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 3	Sell	5.00	Quarterly	12/20/2029	1.555	EUR	600,000	93,844	97,576	3,732
Subtotal—Appreciation									4,806,924	6,331,790	1,524,866
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.121	USD	8,351,215	(682,397)	(867,342)	(184,945)
Total Over-The-Counter Credit Default Swap Agreements									$4,124,527	$5,464,448	$1,339,921

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $9,250,000.
(b)
Implied credit spreads represent the current level, as of September 30, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$204,269,220	$180,900	$204,450,120
Non-U.S. Dollar Denominated Bonds & Notes	—	152,700,652	—	152,700,652
Asset-Backed Securities	—	90,880,548	3,669,349	94,549,897
U.S. Treasury Securities	—	60,851,486	—	60,851,486
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	42,444,074	—	42,444,074
Agency Credit Risk Transfer Notes	—	32,514,505	—	32,514,505
Common Stocks & Other Equity Interests	8,561,885	42,155	2,082	8,606,122
Variable Rate Senior Loan Interests	—	2,604,136	154,462	2,758,598
Commercial Paper	—	—	394,152	394,152
Preferred Stocks	—	—	36	36
Money Market Funds	12,566,058	24,926,011	—	37,492,069
Options Purchased	102,480	32,290,070	—	32,392,550
Total Investments in Securities	21,230,423	643,522,857	4,400,981	669,154,261
Other Investments - Assets*
Futures Contracts	923,568	—	—	923,568
Forward Foreign Currency Contracts	—	8,781,622	—	8,781,622
Swap Agreements	—	7,411,091	—	7,411,091
	923,568	16,192,713	—	17,116,281
Other Investments - Liabilities*
Futures Contracts	(134,903)	—	—	(134,903)
Forward Foreign Currency Contracts	—	(10,787,098)	—	(10,787,098)
Options Written	—	(26,759,835)	—	(26,759,835)
Swap Agreements	—	(3,902,196)	—	(3,902,196)
	(134,903)	(41,449,129)	—	(41,584,032)
Total Other Investments	788,665	(25,256,416)	—	(24,467,751)
Total Investments	$22,019,088	$618,266,441	$4,400,981	$644,686,510

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund